ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE
9.	ACCOUNTS PAYABLE

The following is an aged analysis of accounts payable presented based on payment due date:

	December 31,
	2012	2011
Within 30 days	$10,786	$9,551
31-60 days	1,157	755
61-90 days	1,289	1,196
Over 90 days	513	521

	$13,745	$12,023